Summary of the Changes in Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Balance at beginning of year	$ 1	$ 3	$ 5
Additions: Bad debt expense	7	5	24
Less: Write-off	(6)	(7)	(26)
Balance at end of year	$ 2	$ 1	$ 3